Share-Based Compensation - Movements of share options under the Koolearn Share Incentive Plan (Detail) - Kooleam share Incentive plan [Member]	3 Months Ended
May 31, 2019 $ / shares shares
Number of share options, Granted | shares	47,836,985
Number of share options, Forfeited | shares	(3,065,500)
Number of share options, Cancelled | shares	(31,000)
Number of share options outstanding, Ending balance | shares	44,740,485
Weighted average exercise prices, Options, Granted | $ / shares	$ 1.13
Weighted average exercise prices, Options, Forfeited | $ / shares	1.13
Weighted average exercise prices, Options, Cancelled | $ / shares	1.13
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	$ 1.13